INTANGIBLE ASSETS, NET (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Improper amortization of intangible assets	¥ 2,370	¥ 2,641	¥ 3,392